UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.2%
Real Estate Investment Trusts (“REITs”) 99.2%
Apartments 15.1%
Camden Property Trust	573,669	48,291,457
Equity Residential	672,831	41,459,846
Essex Property Trust, Inc.	161,050	38,761,514
Invitation Homes, Inc.	1,268,964	28,970,448
UDR, Inc.	816,682	29,090,213
		186,573,478
Diversified 12.1%
American Tower Corp.	151,805	22,063,339
CoreSite Realty Corp.	323,366	32,420,675
Crown Castle International Corp.	188,854	20,700,287
Equinix, Inc.	86,972	36,366,472
Four Corners Property Trust, Inc.	543,708	12,554,218
Weyerhaeuser Co.	694,815	24,318,525
		148,423,516
Health Care 7.8%
CareTrust REIT, Inc.	350,515	4,696,901
HCP, Inc.	1,661,527	38,597,272
Healthcare Realty Trust, Inc.	953,748	26,428,357
Omega Healthcare Investors, Inc. (a)	304,985	8,246,795
Welltower, Inc.	336,519	18,316,729
		96,286,054
Hotels 6.8%
Extended Stay America, Inc. (Units)	621,365	12,284,386
LaSalle Hotel Properties	872,856	25,321,553
Pebblebrook Hotel Trust (a)	257,241	8,836,228
Ryman Hospitality Properties, Inc.	269,763	20,893,144
Sunstone Hotel Investors, Inc.	1,048,338	15,955,704
		83,291,015
Industrial 10.8%
DCT Industrial Trust, Inc.	516,148	29,079,778
Prologis, Inc.	1,231,543	77,574,894
Rexford Industrial Realty, Inc.	924,931	26,628,763
		133,283,435
Manufactured Homes 3.4%
Equity LifeStyle Properties, Inc.	472,613	41,481,243

Office 13.7%
Alexandria Real Estate Equities, Inc.	433,752	54,171,287
Boston Properties, Inc.	282,865	34,854,625
Columbia Property Trust, Inc.	854,152	17,475,950
Douglas Emmett, Inc.	1,127,789	41,457,524
Empire State Realty Trust, Inc. "A"	806,574	13,542,378
JBG SMITH Properties	224,920	7,582,053
		169,083,817
Regional Malls 9.8%
GGP, Inc.	982,933	20,110,809
Simon Property Group, Inc.	453,227	69,955,588
Taubman Centers, Inc.	158,591	9,025,414
The Macerich Co.	376,662	21,100,605
		120,192,416
Shopping Centers 4.2%
Regency Centers Corp.	445,909	26,299,713
Retail Properties of America, Inc. "A"	1,300,278	15,161,242
Urban Edge Properties	462,684	9,878,303
		51,339,258
Software 2.4%
InterXion Holding NV*	470,079	29,196,606
Specialty Services 4.0%
Agree Realty Corp.	318,822	15,316,209
STORE Capital Corp.	1,368,602	33,968,701
		49,284,910
Storage 8.6%
Americold Realty Trust	770,298	14,697,286
CubeSmart	1,462,032	41,229,302
Extra Space Storage, Inc.	576,093	50,327,485
		106,254,073

Telecommunications 0.5%
Switch, Inc. "A" (a)	388,768	6,185,299

Total Common Stocks (Cost $1,123,508,266)		1,220,875,120
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (b) (c) (Cost $20,242,383)	20,242,383	20,242,383
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.64% (b) (Cost $5,514,398)	5,514,398	5,514,398
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,149,265,047)	101.2	1,246,631,901
Other Assets and Liabilities, Net	(1.2)	(15,264,127)
Net Assets	100.0	1,231,367,774

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (b) (c)
39,307,740	—	19,065,357	—	—	35,294	—	20,242,383	20,242,383
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.64% (b)
4,573,346	87,669,447	86,728,395	—	—	14,064	—	5,514,398	5,514,398
43,881,086	87,669,447	105,793,752	—	—	49,358	—	25,756,781	25,756,781

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $19,692,033, which is 1.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,220,875,120	$—	$—	$1,220,875,120
Short-Term Investments (d)	25,756,781	—	—	25,756,781
Total	$1,246,631,901	$—	$—	$1,246,631,901

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018